16. RELATED PARTY TRANSACTIONS: Schedule of Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Related Party Transactions

	Related Party	Nature of the relationship	Information of the transaction	Total as of Dec 31, 2024	Amount of transaction in CAD
1	Shaun Passley, PhD	CEO, Chairman of the BOD, Controlling voting stock with Epazz	Stock ownership, CS	5,136,459
2	Shaun Passley, PhD	CEO, Chairman of the BOD, Controlling voting stock with Epazz	Stock ownership, PS	3,500,000
3	Shaun Passley, PhD	CEO, Chairman of the BOD, Controlling voting stock with Epazz	Stock ownership, SVS	10,000
4	Epazz, Inc.	Controlling voting stock with Shaun Passley	Stock ownership, CS	6,367,301
5	Epazz, Inc.	Controlling voting stock with Shaun Passley	Stock ownership, PS	1,170,0000
6	Epazz, Inc.	Controlling voting stock with Shaun Passley	Stock ownership, SVS	45,000
7	Epazz, Inc.	Controlling voting stock with Shaun Passley	Note payable, currently not used
8	Epazz, Inc.	Advance to affiliate for future services	Advanced funds		1,555,7973
9	Ameritek Ventures, Inc.	Shaun Passley owns 100% of the company's of voting stock	Stock ownership, CS	1,583,333
10	Ameritek Ventures, Inc.	Shaun Passley owns 100% of the company's of voting stock	Stock ownership, PS	750,000
11	Ameritek Ventures, Inc.	Shaun Passley owns 100% of the company's of voting stock	Stock ownership, SVS	5,000
12	GG Mars Capital, Inc.	Vivienne Passley, President of GG Mars Capital is Shaun Passley's family member.	Stock ownership, CS	1,706,802
13	GG Mars Capital, Inc.	Vivienne Passley, President of GG Mars Capital is Shaun Passley's family member.	Warrants	555,396
14	GG Mars Capital, Inc.	Vivienne Passley, President of GG Mars Capital is Shaun Passley's family member.	Stock ownership, PS	200,000
15	GG Mars Capital, Inc.	Vivienne Passley, President of GG Mars Capital is Shaun Passley's family member.	Revolving line of credit		992,797
16	GG Mars Capital, Inc.	Vivienne Passley, President of GG Mars Capital is Shaun Passley's family member.	Debentures - $150K		235,874
17	Vivienne Passley	GG Mars Capital, Inc. President. Shaun Passley's family member.	Stock ownership	167
18	Star Financial Corporation	Fay Passley, President of Star Financial is Shaun Passley family member.	Stock ownership, CS	1,400,495
19	Star Financial Corporation	Fay Passley, President of Star Financial is Shaun Passley family member.	Warrants	549,088
20	Star Financial Corporation	Fay Passley, President of Star Financial is Shaun Passley family member.	Stock ownership, PS	200,000
21	Star Financial Corporation	Fay Passley, President of Star Financial is Shaun Passley family member.	Revolving line of credit		1,394,839
22	Fay Passley	Star Financial Corporation President. Shaun Passley's family member.	Stock ownership, CS	167
23	James A. Sherman	CFO, board member	Stock ownership, CS	389,915
24	Craig Passley	Board member, Shaun Passley's family member	Stock ownership, CS	121,581
25	Paul J. Piekos	Board member	Stock ownership, CS	48,632
26	Thomas W. Burns	Board member	Stock ownership, CS	48,632
27	Neville Brown	Board member	Stock ownership, CS	14,632
28	Yvonne V. Rattray	Board member	Stock ownership, CS	21,392
30	Marie Pindling	Shaun Passley family member	Stock ownership, CS	6,927	0
31	Olga Passley	Shaun Passley family member	Stock ownership, CS	6,927	0